Shareholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 1999	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2012 Class B Common Stock	Dec. 31, 2011 Class B Common Stock
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled				One		Ten
Percentage of Board entitled to elect				25.00%
Number of shares authorized to be repurchased			7,500,000
Treasury stock, shares				6,322,650	6,322,650	48,263	48,263
Cost of repurchased shares	$ 114,425	$ 114,425
Remaining number of shares authorized to be repurchased	1,129,087